Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Aging of Trade Receivables
The aging of trade receivables is as follows:

	2025	2024
	$	$
Not past due	36,633	30,561
1-30 days past due	4,116	3,601
31-60 days past due	1,781	2,154
61-90 days past due	792	1,009
91-120 days past due	698	422
Greater than 120 days past due	2,469	2,603
	46,489	40,350
Less: provision for expected credit losses	1,022	1,085
	45,467	39,265

Schedule of Changes in the Provision for Expected Credit Losses	Changes in the provision for expected credit losses was as follows:

	2025	2024
	$	$
Balance - January 1	1,085	1,053
Write-offs	(1,050)	(565)
Expected credit losses	987	597
Balance - December 31	1,022	1,085

Schedule of Foreign Currency Risk	The net carrying value of these US
denominated balances held in entities with Euro and Canadian dollars as their functional currency as at December 31, 2025 and 2024 presented in US dollars is as follows:

	2025		2024
	EUR	CAD	EUR	CAD
	$	$	$	$
Cash and cash equivalents	995	2,149	1,382	16,655
Trade and other receivables	1,095	1,799	1,286	1,877
Trade and other payables	(312)	(2,966)	(813)	(2,587)
	1,778	982	1,855	15,945

Schedule of Sensitivity Analysis for Foreign Currency Risk
A 1% strengthening of the above currencies against the US dollar would have a corresponding increase (decrease) in net income (loss) by the amounts shown below. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	EUR	CAD	Total
	$	$	$
2025	18	10	28
2024	19	159	178